General information - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 10, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($)	Jun. 15, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares Warrants	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2019 USD ($)
General Information About Financial Statements [Line Items]
Proceeds from issuing shares				$ 9,800	$ 185,856	$ 34,385
Reorganization, Share listing expense			$ 83,411
Fair value of shares issued, market price per share | $ / shares			$ 9.38
General and administrative expense				186,742	84,134	58,914
Net losses				(513,580)	(101,504)	(170,044)
Accumulated deficit				(1,654,114)	(1,140,534)
Cash and cash equivalents				66,427	17,556	31,689			$ 67,403
Current assets less current liabilities				63,400
Repayments of borrowings				34,714	$ 37,496	$ 2,896
Proceeds from issuance of private placement	$ 137,000
Private Placement [member]
General Information About Financial Statements [Line Items]
Share price | $ / shares	$ 11.57
Payments for share issue costs	$ 4,800
Alvogen Facility [member]
General Information About Financial Statements [Line Items]
Notional amount				110,000
Repayments of borrowings				50,000
Senior Bonds [member]
General Information About Financial Statements [Line Items]
Proceeds from issue of bonds				57,900
Tranche A and Tranche B Convertible Bonds and Facility Loans [member]
General Information About Financial Statements [Line Items]
Proceeds from issue of bonds				$ 73,400
Tranche B Convertible Bonds [Member]
General Information About Financial Statements [Line Items]
Issue of convertible instruments		$ 10,000
Conversion price		10.00%
Expected conversion date		December 31, 2023, or June 30, 2024
Aztiq Pharma Partners Sarl [member]
General Information About Financial Statements [Line Items]
Ownership interest in subsidiary				40.70%
Other Subsidiaries [member]
General Information About Financial Statements [Line Items]
Ownership interest in subsidiary				23.50%	15.40%
Maximum percentage of ownership interest held by each shareholder				2.4	2.4
Aztiq [member]
General Information About Financial Statements [Line Items]
Ownership interest in subsidiary					45.10%
Notional amount							$ 25,000	$ 25,000
Alvogen [member]
General Information About Financial Statements [Line Items]
Ownership interest in subsidiary					39.50%
Notional amount							$ 25,000	$ 25,000
Alvogen Lux Holdings Sarl [member]
General Information About Financial Statements [Line Items]
Ownership interest in subsidiary				35.80%
Business Combination and PIPE Financing [member]
General Information About Financial Statements [Line Items]
Transaction costs				$ 28,500
Expense capitalized				5,600
General and administrative expense				22,900
Proceeds from the issuance of common stock				$ 131,900
OACB Warrants [member]
General Information About Financial Statements [Line Items]
Number of other equity instruments outstanding | Warrants				10,916,647
Ordinary Shares [member] | Predecessor Earn Out Shares [member]
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement | shares				38,330,000
Ordinary Shares [member] | OACB Earn Out Shares [member]
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement | shares				1,250,000
Ordinary Shares [member] | Subscription Agreements [member]
General Information About Financial Statements [Line Items]
Common stock, Shares subscribed | shares			17,493,000
Common stock, Subscription price per share | $ / shares			$ 10
Common stock, Value, Subscriptions			$ 174,900